Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On July 13, 2023, the Company held a special meeting of the Company’s stockholders, at the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from July 29, 2023 to January 29, 2024, or such earlier date as determined by the Company’s board of directors. The Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 4,357,964 Class A Shares issued and outstanding, including 574,764 public shares.